Assets held for sale	6 Months Ended
Jun. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
Assets held for sale
4. Assets held for sale

	December 31, 2025	June 30, 2026
	(in thousands)
As of January 1, 2025 and 2026	—	7,761
Reclassification from Vessels	7,761	15,231
Vessels disposal	—	(22,992)
Total assets held for sale December 31, 2025 and June 30, 2026	$7,761	$—

Navigator Saturn, a 2000-built 22,085 cbm ethylene-capable semi-refrigerated handysize gas carrier was held for sale at December 31, 2025, and was subsequently sold to a third party and delivered on January 28, 2026, for net proceeds of $15.9 million, generating a profit on sale of approximately $10.3 million.

Happy Falcon, a 2002-built 3,770 cbm semi-refrigerated small gas carrier was held for sale at December 31, 2025, and was subsequently sold to a third party and delivered on January 28, 2026, for net proceeds of $4.0 million, generating a profit on sale of approximately $1.8 million.

Navigator Pegasus, a 2009-built 22,200 cbm semi-refrigerated handysize gas carrier was held for sale at March 31, 2026, and was subsequently sold to a third party and delivered on April 17, 2026, for net proceeds of $30.5 million, generating a profit on sale of approximately $15.3 million.